Liquidity and Capital Resources - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 21, 2015	Dec. 31, 2012
Working Capital Detail [Line Items]
Cash and cash equivalents	$ 123,272	$ 11,576,575	$ 7,948,436	$ 26,774,203		$ 10,943,437
Working Capital Deficit	1,700,000
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	$ (7,822,719)	$ (15,177,531)	$ (18,805,416)	$ (14,242,576)
Subsequent Event [Member]
Working Capital Detail [Line Items]
Convertible Notes Payable					$ 2,100,000